Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials	$ 765	$ 753	$ 1,020
Sub-assemblies	1,043	1,024	1,379
Finished goods	724	683	1,342
Total inventory	2,532	2,460	3,741
Prepaid expenses and other current assets:
Prepaid insurance	33	281	110
Patents	16	14	13
Prepaid advertising and marketing	54	12	41
Taxes	27	41	47
Other current assets	284		126
Total prepaid expenses and other current assets	414	348	337
Accrued and other liabilities:
Payroll and benefits	797	694	701
Accrued legal settlements			200
Customer deposits	838	720	639
Taxes	211	30	61
Accrued professional	265	200	155
Other liabilities	47	44	58
Total accrued and other liabilities	$ 2,158	$ 1,688	$ 1,814